Warrants	12 Months Ended
Dec. 31, 2013
Warrants [Abstract]
Warrants

Note 11 - Warrants

On August 16, 2013, Enerpulse entered into a convertible note purchase agreement with Freepoint Commerce Marketing LLC ("Freepoint"), pursuant to which Enerpulse agreed to issue and sell, and Freepoint agreed to purchase, a senior convertible promissory note in the principal amount of $1,750,000 and the Freepoint Warrant. The Freepoint Warrant becomes exercisable on the date the Company completes an initial public offering and expires on July 1, 2016. The warrant is exercisable for 87,500 shares of the Company's common stock. The exercise price of the warrant is equal to 120% of the per share price to be obtained in the Proposed Offering. The warrant may also be exercised on a cashless basis if the fair market value of one share of common stock on the calculation date is greater than the exercise price of the warrant. The shares issuable upon exercise of the warrant are subject to adjustment for stock splits, stock dividends, reclassifications, reorganizations or other changes of the securities into which the warrant becomes exercisable.

In March 2013, the Company issued 225,936 warrants to investors to purchase common stock at an exercise price of $2.66 per share. The warrants were issued in connection with an offering of common stock to the same investors that purchased the shares of common stock for cash and vested upon the closing of the financing from the investors. The warrants expire in 10 years from the date of their issuance.

In October 2012, the Company issued 508,516 warrants to investors to purchase common stock at an exercise price of $2.66 per share. These warrants were issued in connection with the common stock offering to the same investors that purchased the shares of common stock for cash and vested upon the closing of the financing from the investors. The warrants expire in 10 years from their issuance.

On December 16, 2011, Louis S. Camilli purchased 87,009 shares of common stock and a warrant to purchase up to 15,537 shares of common stock for an aggregate purchase price of $198,822. The warrant is exercisable at an exercise price of $6.3976 and will expire on December 31, 2016. The warrant may also be exercised on a cashless basis if the fair market value of one share of common stock on the calculation date is greater than the exercise price of the warrant. The shares issuable upon exercise of the warrant are subject to adjustment for stock splits, stock dividends, reclassifications, reorganizations or other changes of the outstanding securities of the Company.

In May 2011, the Company issued 437,624 and 6,566 (total of 444,190) warrants to investors to purchase common stock at an exercise price of $2.74 and $2.28 per share, respectively. The 437,624 warrants were issued in connection with the common stock offering to the same investors that purchased the shares of common stock for cash and vested upon the closing of the financing from the investors. The warrants expire in 10 years from the date of their issuance. The 6,566 warrants were issued to Silicon Valley Bank in connection with a debt financing and expire in 10 years from the date of their issuance. The fair value of these warrants was determined to be nominal.

In November 2009 and February 2010, the Company issued 416,724 and 99,220 warrants, respectively, to investors to purchase common stock at an exercise price of $2.01 per share. The warrants were issued in connection with offerings of common stock to the same investors that purchased the shares of common stock for cash and vested upon the closing of the financings from the investors. The warrants expire in 10 years from the dates of their issuance.

In January 2007, the Company issued 35,514 warrants to investors to purchase common stock at an exercise price of $5.63 per share. The warrants were issued in connection with an offering of common stock to the same investors that purchased the shares of common stock for cash and vested upon the closing of the financing from the investors. The warrants expire in 10 years from the date of their issuance.